PROPERTY, PLANT AND EQUIPMENT - Disclosure of detailed information about property, plant and equipment (Details) - USD ($)	12 Months Ended
	Dec. 31, 2021	Dec. 31, 2020
Disclosure of detailed information about property, plant and equipment [line items]
Balance, beginning of year	$ 1,642,727	$ 1,105,696
Depreciation	(467,703)	(302,470)
Balance, end of year	2,631,827	1,642,727
Cost [Member]
Disclosure of detailed information about property, plant and equipment [line items]
Balance, beginning of year	2,146,891	1,310,217
Additions (adjustments)	1,448,795	831,423
Translation difference	653	5,251
Balance, end of year	3,596,339	2,146,891
Accumulated Depreciation [Member]
Disclosure of detailed information about property, plant and equipment [line items]
Balance, beginning of year	(504,164)	(204,521)
Depreciation	(460,052)	(296,347)
Translation difference	(296)	(3,296)
Balance, end of year	(964,512)	(504,164)
Computers and software [Member]
Disclosure of detailed information about property, plant and equipment [line items]
Balance, beginning of year	88,661	104,471
Balance, end of year	63,551	88,661
Computers and software [Member] | Cost [Member]
Disclosure of detailed information about property, plant and equipment [line items]
Balance, beginning of year	213,512	170,301
Additions (adjustments)	28,489	39,753
Translation difference	253	3,458
Balance, end of year	242,254	213,512
Computers and software [Member] | Accumulated Depreciation [Member]
Disclosure of detailed information about property, plant and equipment [line items]
Balance, beginning of year	(124,851)	(65,830)
Depreciation	(53,667)	(56,052)
Translation difference	(185)	(2,969)
Balance, end of year	(178,703)	(124,851)
Office furniture and equipment [Member]
Disclosure of detailed information about property, plant and equipment [line items]
Balance, beginning of year	20,287	25,015
Balance, end of year	11,826	20,287
Office furniture and equipment [Member] | Cost [Member]
Disclosure of detailed information about property, plant and equipment [line items]
Balance, beginning of year	43,078	39,562
Additions (adjustments)	0	2,832
Translation difference	160	684
Balance, end of year	43,238	43,078
Office furniture and equipment [Member] | Accumulated Depreciation [Member]
Disclosure of detailed information about property, plant and equipment [line items]
Balance, beginning of year	(22,791)	(14,547)
Depreciation	(8,536)	(7,983)
Translation difference	(85)	(261)
Balance, end of year	(31,412)	(22,791)
Vehicles[Member]
Disclosure of detailed information about property, plant and equipment [line items]
Balance, beginning of year	53,291	42,148
Balance, end of year	137,109	53,291
Vehicles[Member] | Cost [Member]
Disclosure of detailed information about property, plant and equipment [line items]
Balance, beginning of year	94,875	57,846
Additions (adjustments)	124,391	37,029
Translation difference	0	0
Balance, end of year	219,266	94,875
Vehicles[Member] | Accumulated Depreciation [Member]
Disclosure of detailed information about property, plant and equipment [line items]
Balance, beginning of year	(41,584)	(15,698)
Depreciation	(40,573)	(25,886)
Translation difference	0	0
Balance, end of year	(82,157)	(41,584)
Buildings, well, road, and buildings improvements [Member]
Disclosure of detailed information about property, plant and equipment [line items]
Balance, beginning of year	626,143	656,674
Balance, end of year	1,293,539	626,143
Buildings, well, road, and buildings improvements [Member] | Cost [Member]
Disclosure of detailed information about property, plant and equipment [line items]
Balance, beginning of year	702,394	683,704
Additions (adjustments)	740,405	17,581
Translation difference	240	1,109
Balance, end of year	1,443,039	702,394
Buildings, well, road, and buildings improvements [Member] | Accumulated Depreciation [Member]
Disclosure of detailed information about property, plant and equipment [line items]
Balance, beginning of year	(76,251)	(27,030)
Depreciation	(73,223)	(49,155)
Translation difference	(26)	(66)
Balance, end of year	(149,500)	(76,251)
Equipment [Member]
Disclosure of detailed information about property, plant and equipment [line items]
Balance, beginning of year	854,345	277,388
Balance, end of year	1,125,802	854,345
Equipment [Member] | Cost [Member]
Disclosure of detailed information about property, plant and equipment [line items]
Balance, beginning of year	1,093,032	358,804
Additions (adjustments)	555,510	734,228
Translation difference	0	0
Balance, end of year	1,648,542	1,093,032
Equipment [Member] | Accumulated Depreciation [Member]
Disclosure of detailed information about property, plant and equipment [line items]
Balance, beginning of year	(238,687)	(81,416)
Depreciation	(284,053)	(157,271)
Translation difference	0	0
Balance, end of year	$ (522,740)	$ (238,687)